Commitments and Contingencies	12 Months Ended
Feb. 28, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14 - Commitments and Contingencies

From time to time, the Company may be involved in or referenced in legal matters arising in the ordinary course of business. The Company is not aware of any material outstanding claim or litigation against it